Retirement Benefits (Summary of changes in the fair value of the plans’ Level 3 assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Asset Value, Beginning	$ 1,329	$ 1,245
Purchases	275	311
Sales	(263)	(251)
Unrealized Gain/(Loss)	254	(46)
Realized Gain/(Loss)	(194)	61
Exchange Rate Impact	29	10
Transfers in/(out) and Other	0	(1)
Fair Value, Asset Value, Ending	1,430	1,329
Private equity/partnerships [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Asset Value, Beginning	779	746
Purchases	86	119
Sales	(79)	(80)
Unrealized Gain/(Loss)	138	(83)
Realized Gain/(Loss)	(113)	70
Exchange Rate Impact	13	7
Transfers in/(out) and Other	0	0
Fair Value, Asset Value, Ending	824	779
Real estate [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Asset Value, Beginning	319	293
Purchases	11	0
Sales	(3)	0
Unrealized Gain/(Loss)	104	22
Realized Gain/(Loss)	(86)	(1)
Exchange Rate Impact	12	5
Transfers in/(out) and Other	0	0
Fair Value, Asset Value, Ending	357	319
Other investments [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Asset Value, Beginning	202	177
Purchases	17	32
Sales	(24)	(13)
Unrealized Gain/(Loss)	11	6
Realized Gain/(Loss)	6	2
Exchange Rate Impact	4	(2)
Transfers in/(out) and Other	0	0
Fair Value, Asset Value, Ending	216	202
Insurance group annuity contracts [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Asset Value, Beginning	20	20
Purchases	160	151
Sales	(157)	(150)
Unrealized Gain/(Loss)	1	8
Realized Gain/(Loss)	(1)	(9)
Exchange Rate Impact	0	0
Transfers in/(out) and Other	0	0
Fair Value, Asset Value, Ending	23	20
Corporate stocks [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Asset Value, Beginning	8	1
Purchases	1	8
Sales	0	0
Unrealized Gain/(Loss)	0	(1)
Realized Gain/(Loss)	0	0
Exchange Rate Impact	0	0
Transfers in/(out) and Other	0	0
Fair Value, Asset Value, Ending	9	8
Corporate Obligations [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Asset Value, Beginning	1	8
Purchases	0	1
Sales	0	(8)
Unrealized Gain/(Loss)	0	2
Realized Gain/(Loss)	0	(1)
Exchange Rate Impact	0	0
Transfers in/(out) and Other	0	(1)
Fair Value, Asset Value, Ending	$ 1	$ 1